Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
(part of Davis Series, Inc.)
September 30, 2024
The Equity Specialists

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.01%)
COMMUNICATION SERVICES – (5.57%)
Media & Entertainment – (5.57%)
Alphabet Inc., Class C	50,740	$8,483,220
ASAC II L.P. *(a)(b)(c)	116,129	110,056
IAC Inc. *	79,830	4,296,451
Meta Platforms, Inc., Class A	27,403	15,686,573
Sea Limited, Class A, ADR (Singapore) *	44,810	4,224,687
Total Communication Services		32,800,987
CONSUMER DISCRETIONARY – (7.13%)
Consumer Discretionary Distribution & Retail – (4.51%)
Amazon.com, Inc. *	85,870	16,000,157
JD.com, Inc., Class A, ADR (China)	57,200	2,288,000
Prosus N.V., Class N (Netherlands)	188,710	8,247,051
		26,535,208
Consumer Services – (2.62%)
Delivery Hero SE (Germany) *	226,550	9,134,104
Meituan, Class B (China) *	283,500	6,272,568
		15,406,672
Total Consumer Discretionary		41,941,880
CONSUMER STAPLES – (2.51%)
Food, Beverage & Tobacco – (2.51%)
Darling Ingredients Inc. *	244,256	9,076,553
Tyson Foods, Inc., Class A	95,800	5,705,848
Total Consumer Staples		14,782,401
ENERGY – (3.22%)
Tourmaline Oil Corp. (Canada)	408,100	18,952,834
Total Energy		18,952,834
FINANCIALS – (19.03%)
Banks – (6.43%)
U.S. Bancorp	468,210	21,411,243
Wells Fargo & Co.	290,481	16,409,272
		37,820,515
Financial Services – (9.28%)
Consumer Finance – (6.04%)
Capital One Financial Corp.	237,620	35,578,843
Financial Services – (3.24%)
Berkshire Hathaway Inc., Class B *	41,373	19,042,337
		54,621,180
Insurance – (3.32%)
Property & Casualty Insurance – (3.32%)
Markel Group Inc. *	12,466	19,553,918
Total Financials		111,995,613
HEALTH CARE – (26.34%)
Health Care Equipment & Services – (20.90%)
Cigna Group	69,052	23,922,375
CVS Health Corp.	159,509	10,029,926
Humana Inc.	74,085	23,465,683
Quest Diagnostics Inc.	233,941	36,319,340
Solventum Corp. *	246,710	17,200,621
UnitedHealth Group Inc.	20,685	12,094,106
		123,032,051
Pharmaceuticals, Biotechnology & Life Sciences – (5.44%)
Viatris Inc.	2,758,960	32,031,526
Total Health Care		155,063,577
INDUSTRIALS – (17.64%)
Capital Goods – (14.93%)
AGCO Corp.	97,650	9,556,029
Johnson Controls International plc	185,152	14,369,647
Owens Corning	137,930	24,347,403
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	82,500	$21,691,386
WESCO International, Inc.	106,760	17,933,545
		87,898,010
Transportation – (2.71%)
DiDi Global Inc., Class A, ADS (China) *	3,388,738	15,927,069
Total Industrials		103,825,079
INFORMATION TECHNOLOGY – (10.25%)
Semiconductors & Semiconductor Equipment – (5.43%)
Applied Materials, Inc.	73,330	14,816,326
Intel Corp.	308,260	7,231,780
Texas Instruments Inc.	47,862	9,886,853
		31,934,959
Software & Services – (4.55%)
Clear Secure, Inc., Class A	107,450	3,560,893
Microsoft Corp.	15,189	6,535,827
Oracle Corp.	49,870	8,497,848
SAP SE, ADR (Germany)	35,855	8,214,380
		26,808,948
Technology Hardware & Equipment – (0.27%)
Samsung Electronics Co., Ltd. (South Korea)	34,070	1,602,283
Total Information Technology		60,346,190
MATERIALS – (4.81%)
Teck Resources Ltd., Class B (Canada)	542,450	28,337,588
Total Materials		28,337,588
REAL ESTATE – (0.51%)
Real Estate Management & Development – (0.51%)
KE Holdings Inc., Class A, ADR (China)	151,740	3,021,143
Total Real Estate		3,021,143
TOTAL COMMON STOCK – (Identified cost $366,502,003)		571,067,292

	Principal	Value
SHORT-TERM INVESTMENTS – (2.96%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (d)	$5,521,000	$5,521,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (e)	11,870,000	11,870,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,391,000)		17,391,000
Total Investments – (99.97%) – (Identified cost $383,893,003)		588,458,292
Other Assets Less Liabilities – (0.03%)		191,328
Net Assets – (100.00%)		$588,649,620

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $110,056 or 0.02% of the Fund's net assets as of September 30, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
(d)	Dated 09/30/24, repurchase value of $5,521,747 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.00%, 11/01/25-12/01/53, total fair value $5,631,420).
(e)
Dated 09/30/24, repurchase value of $11,871,606 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value
$12,107,400).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Principal	Value
MORTGAGES – (95.37%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (61.34%)
Fannie Mae
5.7446% (30 day SOFR + 0.46%), 07/25/37 (a)	$8,347	$8,214
6.2046% (30 day SOFR + 0.92%), 12/25/39 (a)	533,480	534,521
5.7946% (30 day SOFR + 0.51%), 09/25/40 (a)	160,429	158,981
3.00%, 04/25/41	75,378	73,935
2.00%, 12/25/42	204,074	182,515
2.50%, 04/25/43	302,308	288,956
2.50%, 07/25/47	139,138	122,195
Freddie Mac
4.00%, 06/15/26	2,528	2,518
2.00%, 06/15/28	72,974	71,386
2.50%, 01/15/29	51,570	50,394
5.9566% (30 day SOFR + 0.61%), 08/15/40 (a)	58,143	57,811
5.8066% (30 day SOFR + 0.46%), 09/15/43 (a)	132,049	129,932
Ginnie Mae
4.891%, 06/20/31	38,726	38,693
4.00%, 09/20/39	16,718	16,496
1.00%, 12/20/42	51,732	43,017
2.40%, 10/16/50	281,320	245,516
1.00%, 06/20/51	870,329	689,072
2.60%, 03/16/52	102,778	94,661
2.70%, 06/16/58	469,791	436,101
6.0365% (1 mo. SOFR + 0.68%), 04/20/62 (a)	504,652	505,780
6.0865% (1 mo. SOFR + 0.73%), 09/20/64 (a)	425,823	426,174
2.25%, 07/20/65	161,062	157,134
2.25%, 03/20/66	886,273	864,662
5.8954% (30 day SOFR + 0.55%), 02/20/67 (a)	1,195,510	1,183,536
2.25%, 08/20/69	248,546	242,273
6.4954% (30 day SOFR + 1.15%), 02/20/71 (a)	1,786,742	1,799,529
4.5613%, 12/20/71	1,260,156	1,227,179
4.6759%, 05/20/73	1,161,576	1,160,162
Total Collateralized Mortgage Obligations		10,811,343
FANNIE MAE POOLS – (15.20%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,486,203
4.00%, 05/01/29, Pool No. AL7358	73,658	73,333
2.00%, 08/01/30, Pool No. AX9709	133,289	127,230
3.50%, 03/01/32, Pool No. MA1010	185,652	181,083
6.50%, 07/01/32, Pool No. 635069	1,137	1,135
6.00%, 09/01/37, Pool No. 888796	17,217	17,269
5.15% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	774,013	793,822
Total Fannie Mae Pools		2,680,075
FREDDIE MAC POOLS – (7.68%)
3.00%, 09/01/27, Pool No. U70063	95,039	93,812
2.50%, 09/01/31, Pool No. G18611	332,814	320,388
5.828% (30 day SOFR + 2.196%), 04/01/54, Pool No. 841736 (a)	926,234	938,656
Total Freddie Mac Pools		1,352,856
	Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (3.58%)
5.031%, 12/20/61, Pool No. 756740	$686	$708
4.633%, 07/20/67, Pool No. BB0084	399,421	399,034
4.484%, 04/20/70, Pool No. BT6816	233,347	231,962
Total Ginnie Mae Pools		631,704
SBA POOLS – (7.57%)
5.85% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	163,578	162,200
7.825% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	93,065	97,396
9.291% (Prime Rate + 0.785%), 10/25/30, Pool No. 522619 (a)	264,282	277,116
8.825% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	117,431	126,443
7.50% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	655,670	671,399
Total SBA Pools		1,334,554
TOTAL MORTGAGES – (Identified cost $17,274,122)		16,810,532
SHORT-TERM INVESTMENTS – (4.16%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	233,000	233,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (c)	500,000	500,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $733,000)		733,000
Total Investments – (99.53%) – (Identified cost $18,007,122)		17,543,532
Other Assets Less Liabilities – (0.47%)		82,503
Net Assets – (100.00%)		$17,626,035

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of September 30, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 09/30/24, repurchase value of $233,032 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 08/01/34-06/01/54, total fair value $237,660).
(c)	Dated 09/30/24, repurchase value of $500,068 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $510,000).
Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.19%)
CONSUMER DISCRETIONARY – (2.71%)
Consumer Discretionary Distribution & Retail – (2.71%)
Prosus N.V., Class N (Netherlands)	593,955	$25,957,167
Total Consumer Discretionary		25,957,167
FINANCIALS – (96.48%)
Banks – (44.81%)
Bank of America Corp.	609,370	24,179,802
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	316,912	11,687,714
Danske Bank A/S (Denmark)	1,168,350	35,155,793
DBS Group Holdings Ltd. (Singapore)	1,363,497	40,366,513
DNB Bank ASA (Norway)	740,346	15,181,620
Fifth Third Bancorp	1,317,490	56,441,271
JPMorgan Chase & Co.	327,244	69,002,670
Metro Bank Holdings PLC (United Kingdom) *	5,361,205	4,874,012
PNC Financial Services Group, Inc.	254,886	47,115,677
U.S. Bancorp	1,049,488	47,993,086
Wells Fargo & Co.	1,363,529	77,025,753
		429,023,911
Financial Services – (34.64%)
Capital Markets – (11.85%)
Bank of New York Mellon Corp.	901,501	64,781,862
Charles Schwab Corp.	142,418	9,230,110
Julius Baer Group Ltd. (Switzerland)	655,764	39,438,043
		113,450,015
Consumer Finance – (14.15%)
American Express Co.	134,352	36,436,263
Capital One Financial Corp.	661,241	99,007,615
		135,443,878
Financial Services – (8.64%)
Berkshire Hathaway Inc., Class A *	77	53,220,860
Rocket Companies, Inc., Class A *	1,540,149	29,555,459
		82,776,319
		331,670,212
Insurance – (17.03%)
Life & Health Insurance – (0.80%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,177,800	7,598,123
Property & Casualty Insurance – (12.87%)
Chubb Ltd.	173,248	49,962,991
Loews Corp.	345,986	27,350,194
Markel Group Inc. *	29,271	45,913,905
		123,227,090
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (3.36%)
Everest Group, Ltd.	23,011	$9,016,400
RenaissanceRe Holdings Ltd.	84,940	23,137,656
		32,154,056
		162,979,269
Total Financials		923,673,392
TOTAL COMMON STOCK – (Identified cost $469,925,174)		949,630,559

	Principal	Value
SHORT-TERM INVESTMENTS – (0.56%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (a)	$1,701,000	$1,701,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	3,657,000	3,657,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,358,000)		5,358,000
Total Investments – (99.75%) – (Identified cost $475,283,174)		954,988,559
Other Assets Less Liabilities – (0.25%)		2,438,047
Net Assets – (100.00%)		$957,426,606

*	Non-income producing security.
(a)	Dated 09/30/24, repurchase value of $1,701,230 collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.599%, 10/01/35-12/15/58, total fair market value $1,735,020).
(b)
Dated 09/30/24, repurchase value of $3,657,495 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $3,730,140).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (78.75%)
COMMUNICATION SERVICES – (4.20%)
Media & Entertainment – (4.20%)
Alphabet Inc., Class C	34,010	$5,686,132
Meta Platforms, Inc., Class A	8,752	5,009,995
Total Communication Services		10,696,127
CONSUMER DISCRETIONARY – (4.53%)
Consumer Discretionary Distribution & Retail – (4.53%)
Amazon.com, Inc. *	62,040	11,559,913
Total Consumer Discretionary		11,559,913
ENERGY – (1.79%)
Tourmaline Oil Corp. (Canada)	98,280	4,564,285
Total Energy		4,564,285
FINANCIALS – (35.18%)
Banks – (10.37%)
Danske Bank A/S (Denmark)	150,800	4,537,590
DBS Group Holdings Ltd. (Singapore)	229,817	6,803,763
JPMorgan Chase & Co.	26,723	5,634,812
U.S. Bancorp	32,635	1,492,399
Wells Fargo & Co.	141,348	7,984,749
		26,453,313
Financial Services – (19.59%)
Capital Markets – (5.08%)
Bank of New York Mellon Corp.	86,040	6,182,835
Julius Baer Group Ltd. (Switzerland)	112,410	6,760,405
		12,943,240
Consumer Finance – (5.68%)
Capital One Financial Corp.	96,831	14,498,505
Financial Services – (8.83%)
Berkshire Hathaway Inc., Class B *	48,926	22,518,681
		49,960,426
Insurance – (5.22%)
Life & Health Insurance – (1.00%)
AIA Group Ltd. (Hong Kong)	284,360	2,547,730
Property & Casualty Insurance – (4.22%)
Chubb Ltd.	22,955	6,619,993
Markel Group Inc. *	2,640	4,141,051
		10,761,044
		13,308,774
Total Financials		89,722,513
HEALTH CARE – (17.54%)
Health Care Equipment & Services – (13.26%)
Cigna Group	16,380	5,674,687
Humana Inc.	27,630	8,751,526
Quest Diagnostics Inc.	74,140	11,510,235
Solventum Corp. *	113,020	7,879,755
		33,816,203
Pharmaceuticals, Biotechnology & Life Sciences – (4.28%)
Viatris Inc.	940,070	10,914,212
Total Health Care		44,730,415
INDUSTRIALS – (5.16%)
Capital Goods – (5.16%)
AGCO Corp.	36,040	3,526,874
Johnson Controls International plc	29,977	2,326,515
Owens Corning	41,350	7,299,102
Total Industrials		13,152,491
INFORMATION TECHNOLOGY – (10.35%)
Semiconductors & Semiconductor Equipment – (8.93%)
Applied Materials, Inc.	68,908	13,922,862
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Intel Corp.	144,340	$3,386,216
Texas Instruments Inc.	26,473	5,468,528
		22,777,606
Software & Services – (1.42%)
Microsoft Corp.	8,411	3,619,253
Total Information Technology		26,396,859
TOTAL COMMON STOCK – (Identified cost $127,496,606)		200,822,603

	Principal	Value
CORPORATE BONDS – (2.93%)
ENERGY – (0.89%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	$2,261,243
Total Energy		2,261,243
FINANCIALS – (1.37%)
Financial Services – (1.37%)
Capital Markets – (1.37%)
Goldman Sachs Group, Inc., Sr. Notes, 5.9881% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,506,984
Total Financials		3,506,984
HEALTH CARE – (0.67%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.67%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,711,191
Total Health Care		1,711,191
TOTAL CORPORATE BONDS – (Identified cost $7,707,783)		7,479,418
MORTGAGES – (11.08%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	519,939	480,956
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	968,218	874,123
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,777,757	1,595,735
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	530,061	543,626
5.398%, 05/01/53, Pool No. BM7225	1,721,162	1,759,466
4.676%, 06/01/54, Pool No. BM7528	3,078,136	3,066,879
Freddie Mac
2.00%, 10/25/40, Series 5028	306,813	293,368
5.00%, 06/01/44, Pool No. G60660	739,781	763,643
5.50%, 06/25/50, Series 5386	2,806,874	2,801,016
Ginnie Mae
6.00%, 08/20/34, Series 2023-147	1,875,899	1,914,293
6.00%, 07/20/37, Series 2023-111	1,503,457	1,508,514
6.50%, 05/20/53, Pool No. MA8881	1,682,514	1,722,698
6.00%, 10/20/59, Series 2023-136	1,143,151	1,159,101
7.00%, 12/20/62, Series 2022-207	922,750	963,509
6.7165% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	1,197,914	1,222,224
4.71%, 08/20/73, Pool No. 786935	1,527,855	1,538,477
3.989%, 09/20/73, Pool No. 787068	1,216,413	1,198,377
SBA
6.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	404,219	400,383

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
	Principal	Value
MORTGAGES – (CONTINUED)
SBA − (Continued)
6.10% (Prime Rate – 2.40%) , 01/25/33, Pool No. 530303 (a)	$1,382,414	$1,371,603
6.15% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	3,134,464	3,080,301
TOTAL MORTGAGES – (Identified cost $28,205,586)		28,258,292
MUNICIPAL BONDS – (0.49%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,250,000	1,251,580
TOTAL MUNICIPAL BONDS – (Identified cost $1,338,983)		1,251,580
SHORT-TERM INVESTMENTS – (6.61%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (c)	5,348,000	5,348,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (d)	11,500,000	11,500,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,848,000)		16,848,000
Total Investments – (99.86%) – (Identified cost $181,596,958)		254,659,893
Other Assets Less Liabilities – (0.14%)		354,704
Net Assets – (100.00%)		$255,014,597

SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of September 30, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,950,814 or
1.16% of the Fund’s net assets as of September 30, 2024.

(c)	Dated 09/30/24, repurchase value of $5,348,723 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.50%, 04/01/36-01/01/54, total fair value $5,454,960).
(d)
Dated 09/30/24, repurchase value of $11,501,556 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value
$11,730,000).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.17%)
REAL ESTATE – (98.17%)
Equity Real Estate Investment Trusts (REITs) – (98.17%)
Health Care REITs – (12.85%)
Alexandria Real Estate Equities, Inc.	61,303	$7,279,731
Community Healthcare Trust, Inc.	95,760	1,738,044
Healthpeak Properties, Inc.	106,610	2,438,171
Ventas, Inc.	129,070	8,277,259
Welltower Inc.	13,890	1,778,337
		21,511,542
Hotel & Resort REITs – (2.29%)
Sunstone Hotel Investors, Inc.	371,010	3,828,823
Industrial REITs – (14.80%)
EastGroup Properties, Inc.	17,710	3,308,582
Prologis, Inc.	110,696	13,978,691
Rexford Industrial Realty, Inc.	92,508	4,654,077
Terreno Realty Corp.	42,249	2,823,501
		24,764,851
Office REITs – (13.52%)
BXP, Inc.	67,466	5,428,314
Cousins Properties, Inc.	267,589	7,888,524
Derwent London plc (United Kingdom)	53,990	1,733,810
Douglas Emmett, Inc.	55,700	978,649
Great Portland Estates plc (United Kingdom)	378,176	1,799,945
Highwoods Properties, Inc.	66,010	2,211,995
Hudson Pacific Properties, Inc.	541,780	2,589,709
		22,630,946
Residential REITs – (17.58%)
American Homes 4 Rent, Class A	100,210	3,847,062
AvalonBay Communities, Inc.	24,818	5,590,255
Camden Property Trust	33,165	4,096,872
Equity Residential	46,970	3,497,386
Essex Property Trust, Inc.	15,484	4,574,283
Mid-America Apartment Communities, Inc.	15,780	2,507,442
Sun Communities, Inc.	10,850	1,466,378
UDR, Inc.	84,580	3,834,857
		29,414,535
Retail REITs – (12.71%)
Brixmor Property Group, Inc.	227,110	6,327,284
Federal Realty Investment Trust	24,999	2,874,135
Regency Centers Corp.	52,390	3,784,130
Retail Opportunity Investments Corp.	106,534	1,675,780
Simon Property Group, Inc.	39,086	6,606,316
		21,267,645
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (24.42%)
American Tower Corp.	32,540	$7,567,502
Crown Castle Inc.	18,220	2,161,439
Digital Realty Trust, Inc.	44,835	7,255,648
Equinix, Inc.	8,790	7,802,268
Extra Space Storage Inc.	27,659	4,983,875
Public Storage	24,051	8,751,437
VICI Properties Inc.	70,100	2,335,031
		40,857,200
Total Real Estate		164,275,542
TOTAL COMMON STOCK – (Identified cost $124,743,250)		164,275,542

	Principal	Value
SHORT-TERM INVESTMENTS – (1.65%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (a)	$878,000	$878,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	1,887,000	1,887,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,765,000)		2,765,000
Total Investments – (99.82%) – (Identified cost $127,508,250)		167,040,542
Other Assets Less Liabilities – (0.18%)		301,274
Net Assets – (100.00%)		$167,341,816

(a)	Dated 09/30/24, repurchase value of $878,119 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 03/01/33-07/01/54, total fair value $895,560).
(b)
Dated 09/30/24, repurchase value of $1,887,255 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $1,924,740).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
Notes to Schedule of Investments
September 30, 2024 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,690,931	$–	$–	$10,696,127	$–
Consumer Discretionary	41,941,880	–	25,957,167	11,559,913	–
Consumer Staples	14,782,401	–	–	–	–
Energy	18,952,834	–	–	4,564,285	–
Financials	111,995,613	–	923,673,392	89,722,513	–
Health Care	155,063,577	–	–	44,730,415	–
Industrials	103,825,079	–	–	13,152,491	–
Information Technology	60,346,190	–	–	26,396,859	–
Materials	28,337,588	–	–	–	–
Real Estate	3,021,143	–	–	–	164,275,542
Total Level 1	570,957,236	–	949,630,559	200,822,603	164,275,542
Level 2 – Other Significant Observable Inputs:
Corporate Bonds	–	–	–	7,479,418	–
Mortgages	–	16,810,532	–	28,258,292	–
Municipal Bonds	–	–	–	1,251,580	–
Short-Term Investments	17,391,000	733,000	5,358,000	16,848,000	2,765,000
Total Level 2	17,391,000	17,543,532	5,358,000	53,837,290	2,765,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	110,056	–	–	–	–
Total Level 3	110,056	–	–	–	–
Total Investments	$588,458,292	$17,543,532	$954,988,559	$254,659,893	$167,040,542
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2024 was $(12,170) for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2024
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,226	$–	$–	$(12,170)	$–	$–	$–	$110,056
Total Level 3	$122,226	$–	$–	$(12,170)	$–	$–	$–	$110,056

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,056	Income Approach / Discounted Cash Flow	Annualized Yield	4.740%	Decrease
Total Level 3	$110,056
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$384,653,954	$18,007,122	$476,447,156	$181,736,595	$129,521,064

Unrealized appreciation	236,831,909	50,761	484,227,150	79,281,275	44,482,679
Unrealized depreciation	(33,027,571)	(514,351)	(5,685,747)	(6,357,977)	(6,963,201)
Net unrealized appreciation (depreciation)	$203,804,338	$(463,590)	$478,541,403	$72,923,298	$37,519,478